Information About Non-controlling Interests - Summary of Financial Information on Subsidiaries (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	₩ 11,858,350	₩ 11,154,180
Non-current assets	25,300,991	22,508,365
Current liabilities	10,072,432	9,192,472
Non-current liabilities	10,519,748	8,918,640
Equity	16,567,161	15,551,433	₩ 15,140,684	₩ 14,658,490
Operating revenue	25,205,659	24,440,647	24,899,189
Profit or loss for the year	1,459,395	746,256	695,868
Total comprehensive income (loss)	1,624,962	769,511	868,206
Cash flows from operating activities	5,561,834	4,739,827	3,745,173
Cash flows from investing activities	(5,137,474)	(3,761,470)	(3,887,472)
Cash flows from financing activities	(41,282)	(647,585)	(249,748)
Net (decrease)/increase in cash and cash equivalents	384,968	328,730	(397,528)
Cash and cash equivalents at beginning of year	2,634,624	2,305,894	2,703,422
Exchange differences	1,890	(2,042)	(5,481)
Cash and cash equivalents at end of year	₩ 3,019,592	₩ 2,634,624	₩ 2,305,894
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	49.70%	49.70%	49.70%
Current assets	₩ 408,484	₩ 480,450	₩ 459,077
Non-current assets	867,161	439,026	389,199
Current liabilities	249,676	153,236	123,506
Non-current liabilities	220,018	21,803	19,333
Equity	805,951	744,437	705,437
Operating revenue	772,950	706,631	704,996
Profit or loss for the year	62,309	58,190	56,008
Total comprehensive income (loss)	74,995	55,647	55,936
Cash flows from operating activities	102,947	160,934	152,549
Cash flows from investing activities	(352,116)	(105,293)	(101,594)
Cash flows from financing activities	230,010	(19,650)	(18,833)
Net (decrease)/increase in cash and cash equivalents	(19,159)	35,991	32,122
Cash and cash equivalents at beginning of year	99,834	63,850	31,728
Exchange differences	(3)	(7)	0
Cash and cash equivalents at end of year	₩ 80,672	₩ 99,834	₩ 63,850
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	30.50%	30.50%	30.50%
Current assets	₩ 1,991,152	₩ 1,785,914	₩ 2,580,634
Non-current assets	1,942,275	1,298,484	1,332,348
Current liabilities	1,658,476	1,602,667	2,452,219
Non-current liabilities	822,528	176,083	142,013
Equity	1,452,423	1,305,648	1,318,750
Operating revenue	3,580,970	3,387,640	3,553,008
Profit or loss for the year	120,308	39,455	115,885
Total comprehensive income (loss)	122,578	61,796	289,122
Cash flows from operating activities	(157,645)	(119,163)	429,331
Cash flows from investing activities	(283,313)	58,042	(419,894)
Cash flows from financing activities	526,563	22,790	(5,744)
Net (decrease)/increase in cash and cash equivalents	85,605	(38,331)	3,693
Cash and cash equivalents at beginning of year	240,584	279,162	275,089
Exchange differences	293	(247)	380
Cash and cash equivalents at end of year	326,482	₩ 240,584	₩ 279,162
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)		55.20%	55.20%
Current assets		₩ 90,056	₩ 86,465
Non-current assets		29,638	31,587
Current liabilities		17,045	17,757
Non-current liabilities		1,788	2,009
Equity		100,861	98,286
Operating revenue		65,897	62,846
Profit or loss for the year		3,809	3,085
Total comprehensive income (loss)		3,442	2,469
Cash flows from operating activities		6,011	780
Cash flows from investing activities		(3,353)	(9,525)
Cash flows from financing activities		(1,515)	(687)
Net (decrease)/increase in cash and cash equivalents		1,143	(9,432)
Cash and cash equivalents at beginning of year	7,360	6,217	15,649
Exchange differences		0	0
Cash and cash equivalents at end of year		₩ 7,360	₩ 6,217
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)		32.90%	32.90%
Current assets		₩ 140,948	₩ 115,694
Non-current assets		148,001	164,124
Current liabilities		74,045	62,378
Non-current liabilities		18,554	12,391
Equity		196,350	205,049
Operating revenue		350,231	323,065
Profit or loss for the year		2,080	1,426
Total comprehensive income (loss)		(8,700)	(1,840)
Cash flows from operating activities		62,521	49,870
Cash flows from investing activities		(58,186)	(50,138)
Cash flows from financing activities		(1,856)	(1,860)
Net (decrease)/increase in cash and cash equivalents		2,479	(2,128)
Cash and cash equivalents at beginning of year	39,439	37,043	39,186
Exchange differences		(83)	(15)
Cash and cash equivalents at end of year		₩ 39,439	₩ 37,043
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)		13.20%	13.20%
Current assets			₩ 55,908
Non-current assets			223,969
Current liabilities			64,218
Non-current liabilities			89,622
Equity			126,037
Operating revenue	515,456	₩ 392,489	332,063
Profit or loss for the year	₩ 3,985	212	(4,875)
Total comprehensive income (loss)			(6,558)
Cash flows from operating activities			52,693
Cash flows from investing activities			(44,393)
Cash flows from financing activities			(5,227)
Net (decrease)/increase in cash and cash equivalents			3,073
Cash and cash equivalents at beginning of year		8,781	5,708
Exchange differences			0
Cash and cash equivalents at end of year			8,781
Ktis corporation [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	68.60%
Current assets	₩ 124,420
Non-current assets	244,941
Current liabilities	103,927
Non-current liabilities	73,691
Equity	191,743
Operating revenue	487,801	454,172	454,561
Profit or loss for the year	24,944	7,387	9,205
Total comprehensive income (loss)	28,669
Cash flows from operating activities	49,011
Cash flows from investing activities	(27,143)
Cash flows from financing activities	(23,126)
Net (decrease)/increase in cash and cash equivalents	(1,258)
Cash and cash equivalents at beginning of year	31,779
Exchange differences	0
Cash and cash equivalents at end of year	₩ 30,521	31,779
Ktcs corporation [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	67.80%
Current assets	₩ 302,953
Non-current assets	113,797
Current liabilities	189,641
Non-current liabilities	44,530
Equity	182,579
Operating revenue	968,499	933,006	944,778
Profit or loss for the year	19,034	11,323	₩ 7,597
Total comprehensive income (loss)	16,914
Cash flows from operating activities	6,945
Cash flows from investing activities	(1,039)
Cash flows from financing activities	(16,622)
Net (decrease)/increase in cash and cash equivalents	(10,716)
Cash and cash equivalents at beginning of year	75,440
Exchange differences	(840)
Cash and cash equivalents at end of year	₩ 63,884	75,440
Nasmedia Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate (%)	56.00%
Current assets	₩ 409,345
Non-current assets	81,049
Current liabilities	248,648
Non-current liabilities	19,970
Equity	221,776
Operating revenue	125,876
Profit or loss for the year	27,120
Total comprehensive income (loss)	27,991
Cash flows from operating activities	44,500
Cash flows from investing activities	(16,966)
Cash flows from financing activities	(9,843)
Net (decrease)/increase in cash and cash equivalents	17,691
Cash and cash equivalents at beginning of year	53,720
Exchange differences	(15)
Cash and cash equivalents at end of year	₩ 71,396	₩ 53,720